Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,666,373	¥ 2,520,365	¥ 2,292,708
Income before Income Taxes		367,168	504,876	287,561
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		2,006,349	1,946,153	1,817,124
Income before Income Taxes		195,254	322,755	177,157
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	261,948	240,234	208,072
Income before Income Taxes	[1]	73,179	94,759	57,304
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	398,076	333,978	267,512
Income before Income Taxes	[2]	¥ 98,735	¥ 87,362	¥ 53,100

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East